Long-Term Investment - Schedule of Carrying Value of Equity Investments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Carrying Value of Equity Investments without Readily Determinable Fair Value [Abstract]
Initial cost basis	$ 2,478,000	$ 2,478,000
Cumulative impairment	(2,478,000)	(1,121,382)
Total carrying value		$ 1,356,618